Share-Based Compensation - Schedule of Activity of Service-Based RSUs (Details) - RSUs [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Activity of Service-Based RSUs [Line Items]
Number of restricted shares, unvested beginning balance	1,750	2,500
Weighted average grant-date fair value, unvested beginning balance
Number of restricted shares, granted		27,500
Weighted average grant-date fair value, granted		$ 3,351,000
Number of restricted shares, vested		(28,250)
Weighted average grant-date fair value, vested
Number of restricted shares, forfeited	(1,750)
Weighted average grant-date fair value, forfeited
Number of restricted shares, unvested ending balance		1,750
Weighted average grant-date fair value, unvested ending balance